OTHER RECEIVABLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	$ 14,860	$ 14,398
Allowance for doubtful accounts	9,857	4,487	1,144	2,096
Agent receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	3,332	740
Claims receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	6,015	6,513
Other receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other Receivables	5,513	7,145
Total Other Receivables [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 0	$ 0